Debt (Tables) - FAZE CLAN, INC. [Member]	12 Months Ended
Dec. 31, 2021
Debt (Tables) [Line Items]
Schedule of debt
	(in thousands)
	December 31, 2021	December 31, 2020
2021 Cox convertible promissory note	$15,000	$—
2021 Convertible promissory notes	675	—
2020 Secured convertible promissory note	55,000	30,000
2020 Convertible promissory notes	2,525	2,525
2020 PPP loan	1,123	1,123
Related party loans	—	496
Other loans	37	—
Total principal amount outstanding	74,360	34,144
Less: Short-term debt	(3,148)	(2,910)
Less: Unamortized debt issuance costs	(358)	(251)
Long-term debt, net	$70,854	$30,983

Schedule of long-term debt maturities
Years ending December 31,	(in thousands)
2022	$3,148
2023	71,175
2024	—
2025	—
2026	—
Thereafter	37
$74,360